Commitments and Contingencies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2021
Lessee, Lease, Description [Line Items]
Operating lease, cost		$ 100,000
Operating lease, payments	$ 100,000
Solana Beach, California
Lessee, Lease, Description [Line Items]
Operating lease, cost	$ 100,000	$ 16,400
Lease term			3 years